Going Concern (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended			1 Months Ended
	May 28, 2014	May 30, 2014	Jan. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 17, 2014	Sep. 24, 2014	Feb. 22, 2014
Interest Paid				$ 960	$ 124	$ 1,089
Working Capital Deficit				30,849	59,041
Net Income (Loss) Attributable to Parent				12,688	48,705	30,888
Description Of Cash Payment In Final Settlement Of Obligations			Pursuant to the term sheet, Credit Suisse agreed to accept a cash payment of approximately $22,000 in full and final settlement of all of the Companys obligations to the Bank and the Bank would forgive the remaining outstanding balance of approximately $15,000.
Offering Convertible Preferred Stock and Warrants	25,000
Repayments of Long-term Debt		22,636
National Bank of Greece [Member]
Repayments of Debt				5,639			2,700	3,300
Sales Revenue, Goods, Gross								3,600
Repayment Installments And Accrued Interest				8,896
Description Of Cash Payment In Final Settlement Of Obligations									Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Companys obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.
Credit Suisse Facility [Member]
Line of Credit Facility Accrued Interest					354
Line of Credit Facility Interest Rate Swap					256
Interest Paid			115
Repayments of Debt				21,450
Repayments of Long-term Debt		22,636
Credit Suisse Facility [Member] | February 3 2014 [Member]
Line of Credit Facility Interest Rate Swap					$ 201